Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Roundhill ETF Trust
Entity Central Index Key	0001976517
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Roundhill Bitcoin Covered Call Strategy ETF
Shareholder Report [Line Items]
Fund Name	Roundhill Bitcoin Covered Call Strategy ETF
Class Name	Roundhill Bitcoin Covered Call Strategy ETF
Trading Symbol	YBTC
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Roundhill Bitcoin Covered Call Strategy ETF for the period of January 1, 2024, to December 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Roundhill Bitcoin Covered Call Strategy ETF	$115	0.95%
[1]
Expenses Paid, Amount	$ 115
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Roundhill Bitcoin Covered Call Strategy ETF (the “Fund”) seeks to achieve its investment objectives through the use of a synthetic covered call strategy that provides current income on a weekly basis, while also providing exposure to the price return of one or more exchange-traded funds (“ETFs”) that hold bitcoin and whose shares trade on a U.S.-regulated securities exchange (each, a “Bitcoin ETF,” and collectively, the “Bitcoin ETFs”). In effectuating its investment strategy, the Fund will purchase and sell a combination of call and put option contracts that utilize a Bitcoin ETF or an index of Bitcoin ETFs (the “Bitcoin ETF Index”) as the reference asset (“Bitcoin ETF Options”).
The Fund will sell Bitcoin ETF Call Options at a strike price that is out-of-the-money. However, it is important to note that the sale of these call options to generate income will limit the Fund’s ability to participate in increases in value of the Bitcoin ETFs beyond a certain point. If the value of the Bitcoin ETFs increases, the above-referenced synthetic long exposure would allow the Fund to experience similar percentage gains. However, if the value of the Bitcoin ETFs appreciates in value beyond the strike price of one or more of the Bitcoin ETF Call Options that the Fund has sold to generate income, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic long exposure to the Bitcoin ETFs and the sold Bitcoin ETF Call Options) will limit the Fund’s participation in gains of the Bitcoin ETFs beyond a certain point. This strategy effectively converts a portion of the potential upside price return growth of the Bitcoin ETFs into current income. It is expected that the Bitcoin ETF Call Options the Fund will sell to generate options premiums will generally have expirations of approximately one week or less and will be held to or close to expiration. The Fund intends to make weekly distribution payments to shareholders.
PERFORMANCE
The following information pertains to the fiscal period of January 17, 2024 through December 31, 2024 (the “current fiscal period”). Please note, the Fund was listed during the reporting period, and as such the Fund’s data reflects from inception to the end of the current fiscal period.
The Fund had positive performance during the current fiscal period. The market price and NAV for the Fund increased by 54.28% and 52.74%, respectively. Solactive GBS Global Markets All Cap USD Index TR returned 19.46% over the same period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (01/17/2024)
Roundhill Bitcoin Covered Call Strategy ETF NAV	52.74
Solactive GBS Global Markets All Cap USD Index TR	19.46

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.roundhillinvestments.com/etf/ for more recent performance information. Visit https://www.roundhillinvestments.com/etf/ for more recent performance information.
Net Assets	$ 82,363,631
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 310,700
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$82,363,631
Number of Holdings	5
Net Advisory Fee	$310,700
Portfolio Turnover	0%
30-Day SEC Yield	3.24%

Holdings [Text Block]

Top 10 Issuers	(%)
United States Treasury Bill	85.7%
First American Government Obligations Fund	12.8%
iShares Bitcoin Trust ETF	-9.6%

Security Type	(%)
U.S. Treasury Bills	85.7%
Money Market Funds	12.8%
Purchased Options	2.0%
Written Options	-11.6%
Cash & Other	11.1%

Industry	(%)
Other Investment Pools and Funds	1.6%
Cash & Other	98.4%

Material Fund Change [Text Block]
Changes to the Fund’s Principal Investment Strategy:
Pursuant to the Fund’s principal investment strategy, to the extent that a liquid market develops for options that reference an exchange-traded grantor trust that directly holds bitcoin, the Fund intends to utilize such options in seeking to achieve its investment objectives.

Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/
Roundhill China Dragons ETF
Shareholder Report [Line Items]
Fund Name	Roundhill China Dragons ETF
Class Name	Roundhill China Dragons ETF
Trading Symbol	DRAG
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Roundhill China Dragons ETF for the period of January 1, 2024, to December 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Roundhill China Dragons ETF	$13	0.59%
[2]
Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Roundhill China Dragons ETF (the “Fund”) seeks to achieve its investment objective through exposure to a concentrated basket of five to ten of the largest and most innovative Chinese companies (the “China Dragons”). The Fund seeks exposure to each issuer in its portfolio through direct holdings of American Depositary Receipts (“ADRs”), or through synthetic exposure provided by derivative instruments, such as swap agreements or forward contracts, on ADRs. The Fund’s significant investments in instruments that provide exposure to Chinese companies subject the Fund to risks specific to China. China may be subject to considerable degrees of economic, political and social instability. China is an emerging market and demonstrates significantly higher volatility from time to time in comparison to developed markets.
PERFORMANCE
The following information pertains to the fiscal period of October 2, 2024 through December 31, 2024 (the “current fiscal period”). Please note, the Fund was listed during the reporting period, and as such the Fund’s data reflects from inception to the end of the current fiscal period.
The Fund had negative performance during the current fiscal period. The market price and NAV for the Fund decreased by 15.07% and 15.07%, respectively. The Solactive GBS Global Markets All Cap USD Index TR returned -0.39% over the same period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (10/02/2024)
Roundhill China Dragons ETF NAV	-15.07
Solactive GBS Global Markets All Cap USD Index TR	-0.39

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.roundhillinvestments.com/etf/ for more recent performance information. Visit https://www.roundhillinvestments.com/etf/ for more recent performance information.
Net Assets	$ 48,929,949
Holdings Count | $ / shares	20
Advisory Fees Paid, Amount	$ 92,350
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$48,929,949
Number of Holdings	20
Net Advisory Fee	$92,350
Portfolio Turnover	13%
30-Day SEC Yield	4.17%

Holdings [Text Block]

Top 10 Issuers	(%)
United States Treasury Bill	112.5%
Xiaomi Corp.	4.8%
NetEase, Inc.	4.1%
Meituan	4.0%
First American Government Obligations Fund	2.7%
Baidu, Inc.	1.3%
Alibaba Group Holding Ltd.	1.2%
Tencent Holdings Ltd.	1.1%
JD.com, Inc.	1.0%
BYD Co. Ltd.	0.9%

Top Sectors	(%)
Communications	27.4%
Technology	4.9%
Consumer, Cyclical	2.6%
Cash & Other	65.1%

Top Ten Countries	(%)
United States	98.0%
China	31.2%
Ireland	3.7%
Cash & Other	-32.9%

Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/
Roundhill Daily 2X Long Magnificent Seven ETF
Shareholder Report [Line Items]
Fund Name	Roundhill Daily 2X Long Magnificent Seven ETF
Class Name	Roundhill Daily 2X Long Magnificent Seven ETF
Trading Symbol	MAGX
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Roundhill Daily 2X Long Magnificent Seven ETF for the period of January 1, 2024, to December 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Roundhill Daily 2X Long Magnificent Seven ETF	$113	0.95%
[3]
Expenses Paid, Amount	$ 113
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Roundhill Daily 2X Long Magnificent Seven ETF (the “Fund”) seeks daily leveraged investment results, before fees and expenses, that correspond to two times (2X) the performance of the Roundhill Magnificent Seven ETF (the “Magnificent Seven ETF”) over a single trading day. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage, and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios.
PERFORMANCE
The following information pertains to the fiscal period of February 28, 2024 through December 31, 2024 (the “current fiscal period”). Please note, the Fund was listed during the reporting period, and as such the Fund’s data reflects from inception to the end of the current fiscal period.
The Fund had positive performance during the current fiscal period. The market price and NAV for the Fund increased by 86.58% and 83.03%, respectively. The Solactive GBS Global Markets All Cap USD Index TR returned 12.22% over the same period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (02/28/2024)
Roundhill Daily 2X Long Magnificent Seven ETF NAV	83.03
Solactive GBS Global Markets All Cap USD Index TR	12.22

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.roundhillinvestments.com/etf/ for more recent performance information. Visit https://www.roundhillinvestments.com/etf/ for more recent performance information.
Net Assets	$ 57,156,444
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 138,538
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$57,156,444
Number of Holdings	4
Net Advisory Fee	$138,538
Portfolio Turnover	0%
30-Day SEC Yield	2.56%

Holdings [Text Block]

Top 10 Issuers	(%)
United States Treasury Bill	81.9%
United States Overnight Bank Funding Rate	15.0%
First American Government Obligations Fund	5.1%
Roundhill Magnificent Seven ETF	-0.1%

Security Type	(%)
U.S. Treasury Bills	81.9%
Total Return Swaps	15.0%
Money Market Funds	5.1%
Cash & Other	-2.0%

Industry	(%)
Cash & Other	100.0%

Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/
Roundhill Ether Covered Call Strategy ETF
Shareholder Report [Line Items]
Fund Name	Roundhill Ether Covered Call Strategy ETF
Class Name	Roundhill Ether Covered Call Strategy ETF
Trading Symbol	YETH
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Roundhill Ether Covered Call Strategy ETF for the period of January 1, 2024, to December 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Roundhill Ether Covered Call Strategy ETF	$35	0.96%
[4]
Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Roundhill Ether Covered Call Strategy ETF (the “Fund”) seeks to achieve its investment objectives through the use of a synthetic covered call strategy that provides current income on a monthly basis, while also providing exposure to the price return of one or more exchange-traded funds (“ETFs”) that provide exposure to ether and whose shares trade on a U.S.-regulated securities exchange (each, an “Ether ETF”). Currently, the Fund seeks to provide such exposure through options contracts that reference one or more Ether ETFs that invest principally in ether futures contracts (each, an “Ether Futures ETF”). In effectuating its investment strategy, the Fund will purchase and sell a combination of call and put option contracts that utilize an Ether Futures ETF as the reference asset. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in options contracts that utilize an Ether ETF as the reference asset.
The Fund will sell call options that reference an Ether Futures ETF at a strike price that is out-of-the-money. However, it is important to note that the sale of these call options to generate income will limit the Fund’s ability to participate in increases in value of an Ether Futures ETF’s share price beyond a certain point. If the share price of an Ether Futures ETF increases, the above-referenced synthetic long exposure would allow the Fund to experience similar percentage gains. However, if an Ether Future ETF’s share price appreciates in value beyond the strike price of one or more of the call option contracts that the Fund has sold to generate income, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic long exposure to an Ether Futures ETF and the sold Ether Futures ETF call positions) will limit the Fund’s participation in gains of an Ether Future ETF’s share price beyond a certain point. This strategy effectively converts a portion of the potential upside price return growth of an Ether Futures ETF into current income. It is expected that the call options the Fund will sell to generate options premiums will generally have expirations of approximately one month or less and will be held to or close to expiration. The Fund intends to make monthly distribution payments to shareholders.
PERFORMANCE
The following information pertains to the fiscal period of September 3, 2024 through December 31, 2024 (the “current fiscal period”). Please note, the Fund was listed during the reporting period, and as such the Fund’s data reflects from inception to the end of the current fiscal period.
The Fund had positive performance during the current fiscal period. The market price and NAV for the Fund increased by 25.24% and 23.92%, respectively. The Solactive GBS Global Markets All Cap USD Index TR returned 2.94% over the same period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (09/03/2024)
Roundhill Ether Covered Call Strategy ETF NAV	23.92
Solactive GBS Global Markets All Cap USD Index TR	2.94

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.roundhillinvestments.com/etf/ for more recent performance information. Visit https://www.roundhillinvestments.com/etf/ for more recent performance information.
Net Assets	$ 11,543,971
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 15,785
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$11,543,971
Number of Holdings	5
Net Advisory Fee	$15,785
Portfolio Turnover	0%
30-Day SEC Yield	3.16%

Holdings [Text Block]

Top 10 Issuers	(%)
United States Treasury Bill	79.8%
First American Government Obligations Fund	19.9%
Proshares Ether Strategy ETF	-8.2%

Top Sectors	(%)
Cash & Other	100.0%

Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/
Roundhill GLP-1 & Weight Loss ETF
Shareholder Report [Line Items]
Fund Name	Roundhill GLP-1 & Weight Loss ETF
Class Name	Roundhill GLP-1 & Weight Loss ETF
Trading Symbol	OZEM
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Roundhill GLP-1 & Weight Loss ETF for the period of January 1, 2024, to December 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Roundhill GLP-1 & Weight Loss ETF	$36	0.59%
[5]
Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Roundhill GLP-1 & Weight Loss ETF (the “Fund”) pursues its investment objective by seeking to provide exposure to companies involved in the development of pharmaceutical drugs and/or supplements that can be utilized to help individuals lose weight, maintain an ideal weight, and/or maintain body composition during weight loss (“GLP-1 & Weight Loss Drugs”). The Fund will focus its investments in the securities of companies that are the acknowledged leaders in the development of GLP-1 & Weight Loss Drugs, which it defines as those companies that have GLP-1 & Weight Loss Drugs currently undergoing Phase I, Phase II, and/or Phase III of U.S. Food & Drug Administration (“FDA”) clinical trials and in securities of companies with GLP-1 & Weight Loss Drugs that have been approved by the FDA (“GLP-1 & Weight Loss Companies”). For non-U.S. companies that are not subject to oversight by the FDA, the Fund may classify such company as a GLP-1 & Weight Loss Company if that company’s GLP-1 & Weight Loss Drug is currently undergoing clinical trials subject to regulatory oversight by that company’s applicable food and drug regulator or if that company’s GLP-1 & Weight Loss Drug has been approved by the company’s applicable food and drug regulator.
PERFORMANCE
The following information pertains to the fiscal period of May 20, 2024 through December 31, 2024 (the “current fiscal period”). Please note, the Fund was listed during the reporting period, and as such the Fund’s data reflects from inception to the end of the current fiscal period.
The Fund had negative performance during the current fiscal period. The market price and NAV for the Fund decreased by 3.31% and 3.11%, respectively. The Solactive GBS Global Markets All Cap USD Index TR returned 6.31% over the same period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (05/20/2024)
Roundhill GLP-1 & Weight Loss ETF NAV	-3.11
Solactive GBS Global Markets All Cap USD Index TR	6.31

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.roundhillinvestments.com/etf/ for more recent performance information. Visit https://www.roundhillinvestments.com/etf/ for more recent performance information.
Net Assets	$ 39,790,254
Holdings Count | $ / shares	29
Advisory Fees Paid, Amount	$ 142,005
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$39,790,254
Number of Holdings	29
Net Advisory Fee	$142,005
Portfolio Turnover	37%
30-Day SEC Yield	0.76%

Holdings [Text Block]

Top 10 Issuers	(%)
Eli Lilly & Co.	16.1%
Novo Nordisk AS	15.2%
Roche Holding AG	5.3%
Zealand Pharma AS	4.7%
AstraZeneca PLC	4.4%
Chugai Pharmaceutical Co. Ltd.	4.4%
Amgen, Inc.	3.9%
Innovent Biologics, Inc.	3.8%
Pfizer, Inc.	3.8%
Viking Therapeutics, Inc.	3.5%

Top Sectors	(%)
Consumer, Non-cyclical	99.9%
Cash & Other	0.1%

Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/
Roundhill Innovation-100 0DTE Covered Call Strategy ETF
Shareholder Report [Line Items]
Fund Name	Roundhill Innovation-100 0DTE Covered Call Strategy ETF
Class Name	Roundhill Innovation-100 0DTE Covered Call Strategy ETF
Trading Symbol	QDTE
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Roundhill Innovation-100 0DTE Covered Call Strategy ETF for the period of January 1, 2024, to December 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Roundhill Innovation-100 0DTE Covered Call Strategy ETF	$86	0.96%
[6]
Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Roundhill Innovation-100 0DTE Covered Call Strategy ETF (the “Fund”) seeks to achieve its investment objectives through the use of a synthetic covered call strategy that provides current income on a weekly basis, while also providing exposure to the price return of the Nasdaq-100 Index (the “Innovation-100 Index”). The Fund’s sold call options will generally have zero days to expiration, known as “0DTE” options, when sold by the Fund. At market open, or shortly thereafter, on every business day, the Fund generally sells out-of-the-money 0DTE call options on the Innovation-100 Index that will expire at the end of the day. The Fund’s purchased call options will be struck deep-in-the-money and have a longer maturity when purchased, thereby offering synthetic long exposure to the Innovation-100 Index. The Fund intends to make weekly distribution payments to shareholders. Such distributions generally reflect all or a portion of the option premium income earned by the Fund’s sold call options.  However, a significant portion of the weekly distributions may be characterized as a return of capital.
PERFORMANCE
The following information pertains to the fiscal period of March 6, 2024 through December 31, 2024 (the “current fiscal period”). Please note, the Fund was listed during the reporting period, and as such the Fund’s data reflects from inception to the end of the current fiscal period.
The Fund had positive performance during the current fiscal period. The market price and NAV for the Fund increased by 17.90% and 17.93%, respectively. The Solactive GBS Global Markets All Cap USD Index TR returned 11.01% over the same period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (03/06/2024)
Roundhill Innovation-100 0DTE Covered Call Strategy ETF NAV	17.93
Solactive GBS Global Markets All Cap USD Index TR	11.01

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 22, 2024
Updated Performance Information Location [Text Block]	Visit https://www.roundhillinvestments.com/etf/ for more recent performance information. Visit https://www.roundhillinvestments.com/etf/ for more recent performance information.
Net Assets	$ 665,719,321
Holdings Count | $ / shares	6
Advisory Fees Paid, Amount	$ 1,870,525
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$665,719,321
Number of Holdings	6
Net Advisory Fee	$1,870,525
Portfolio Turnover	12%
30-Day SEC Yield	-0.59%

Holdings [Text Block]

Top 10 Issuers	(%)
Nasdaq 100 Stock Index	91.1%
First American Government Obligations Fund	9.2%
NASDAQ 100 Index	0.0%

Security Type	(%)
Purchased Options	91.0%
Money Market Funds	9.2%
Written Options	0.0%
Cash & Other	-0.2%

Material Fund Change [Text Block]	Fund Name Change: Effective July 22, 2024, the Fund’s name changed to “Roundhill Innovation-100 0DTE Covered Call Strategy ETF” from “Roundhill N-100 0DTE Covered Call Strategy ETF.”
Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/
Roundhill S&P 500 0DTE Covered Call Strategy ETF
Shareholder Report [Line Items]
Fund Name	Roundhill S&P 500 0DTE Covered Call Strategy ETF
Class Name	Roundhill S&P 500 0DTE Covered Call Strategy ETF
Trading Symbol	XDTE
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Roundhill S&P 500 0DTE Covered Call Strategy ETF for the period of January 1, 2024, to December 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Roundhill S&P 500 0DTE Covered Call Strategy ETF	$86	0.96%
[7]
Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Roundhill S&P 500 0DTE Covered Call Strategy ETF (the “Fund”) seeks to achieve its investment objectives through the use of a synthetic covered call strategy that provides current income on a weekly basis, while also providing exposure to the price return of the S&P 500 Index. The Fund’s sold call options will generally have zero days to expiration, known as “0DTE” options, when sold by the Fund. At market open, or shortly thereafter, on every business day, the Fund generally sells out-of-the-money 0DTE call options on the S&P 500 Index that will expire at the end of the day. The Fund’s purchased call options will be struck deep-in-the-money and have a longer maturity when purchased, thereby offering synthetic long exposure to the S&P 500 Index. The Fund intends to make weekly distribution payments to shareholders. Such distributions generally reflect all or a portion of the option premium income earned by the Fund’s sold call options. However, a significant portion of the weekly distributions may be characterized as a return of capital.
PERFORMANCE
The following information pertains to the fiscal period of March 6, 2024 through December 31, 2024 (the “current fiscal period”). Please note, the Fund was listed during the reporting period, and as such the Fund’s data reflects from inception to the end of the current fiscal period.
The Fund had positive performance during the current fiscal period. The market price and NAV for the Fund increased by 17.79% and 17.83%, respectively. The Solactive GBS Global Markets All Cap USD Index TR returned 11.01% over the same period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (03/06/2024)
Roundhill S&P 500 0DTE Covered Call Strategy ETF NAV	17.83
Solactive GBS Global Markets All Cap USD Index TR	11.01

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.roundhillinvestments.com/etf/ for more recent performance information. Visit https://www.roundhillinvestments.com/etf/ for more recent performance information.
Net Assets	$ 299,620,666
Holdings Count | $ / shares	6
Advisory Fees Paid, Amount	$ 706,557
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$299,620,666
Number of Holdings	6
Net Advisory Fee	$706,557
Portfolio Turnover	2%
30-Day SEC Yield	-0.56%

Holdings [Text Block]

Top 10 Issuers	(%)
S&P 500 Index	90.7%
First American Government Obligations Fund	9.0%

Security Type	(%)
Purchased Options	90.7%
Money Market Funds	9.0%
Written Options	0.0%
Cash & Other	0.3%

Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/
Roundhill S&P 500 Target 20 Managed Distribution ETF
Shareholder Report [Line Items]
Fund Name	Roundhill S&P 500 Target 20 Managed Distribution ETF
Class Name	Roundhill S&P 500 Target 20 Managed Distribution ETF
Trading Symbol	XPAY
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Roundhill S&P 500 Target 20 Managed Distribution ETF for the period of January 1, 2024, to December 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Roundhill S&P 500 Target 20 Managed Distribution ETF	$8	0.49%
[8]
Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Roundhill S&P 500 Target 20 Managed Distribution ETF (the “Fund) seeks to provide exposure to the return of the S&P 500 Index while making monthly distribution payments equal to an annualized rate of twenty percent (20%). The Fund intends to provide exposure to the S&P 500 Index through purchases of FLexible EXchange call options (“FLEX Options”) that utilize the SPDR® S&P 500® ETF Trust (NYSE ARCA: SPY) (the “SPY ETF”) as the reference asset (“SPY FLEX Options”). The strategy targets those investors who seek monthly income from their investment but wish to retain exposure to the return of the S&P 500® Index. Because a significant portion of the Fund’s distributions will consist of return of capital, the Fund may not be an appropriate investment for investors who do not want their principal investment in the Fund to decrease over time or who do not wish to receive return of capital in a given period.
PERFORMANCE
The following information pertains to the fiscal period of October 30, 2024 through December 31, 2024 (the “current fiscal period”). Please note, the Fund was listed during the reporting period, and as such the Fund’s data reflects from inception to the end of the current fiscal period.
The Fund had positive performance during the current fiscal period. The market price and NAV for the Fund increased by 1.28% and 1.26%, respectively. The Solactive GBS Global Markets All Cap USD Index TR returned -0.26% over the same period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (10/30/2024)
Roundhill S&P 500 Target 20 Managed Distribution ETF NAV	1.26
Solactive GBS Global Markets All Cap USD Index TR	-0.26

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.roundhillinvestments.com/etf/ for more recent performance information. Visit https://www.roundhillinvestments.com/etf/ for more recent performance information.
Net Assets	$ 6,860,420
Holdings Count | $ / shares	5
Advisory Fees Paid, Amount	$ 2,979
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$6,860,420
Number of Holdings	5
Net Advisory Fee	$2,979
Portfolio Turnover	0%

Holdings [Text Block]

Top 10 Issuers	(%)
SPDR S&P 500 ETF ust	94.4%
SPDR Portfolio S&P 500 ETF	5.4%
First American Government Obligations Fund	0.1%

Top Sectors	(%)
Cash & Other	100.0%

Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/
Roundhill Small Cap 0DTE Covered Call Strategy ETF
Shareholder Report [Line Items]
Fund Name	Roundhill Small Cap 0DTE Covered Call Strategy ETF
Class Name	Roundhill Small Cap 0DTE Covered Call Strategy ETF
Trading Symbol	RDTE
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Roundhill Small Cap 0DTE Covered Call Strategy ETF for the period of January 1, 2024, to December 31, 2024, as well as certain changes to the Fund.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.roundhillinvestments.com/etf/. You can also request this information by contacting us at 800-617-0004.
Additional Information Phone Number	800-617-0004
Additional Information Website	https://www.roundhillinvestments.com/etf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)*

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Roundhill Small Cap 0DTE Covered Call Strategy ETF	$31	0.97%
[9]
Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Roundhill Small Cap 0DTE Covered Call Strategy ETF (the “Fund”) seeks to achieve its investment objectives through the use of a synthetic covered call strategy that provides current income on a weekly basis, while also providing exposure to the price return of the Russell 2000 Index (the “Small Cap Index”). The Fund’s sold call options will generally have zero days to expiration, known as “0DTE” options, when sold by the Fund. At market open, or shortly thereafter, on every business day, the Fund generally sells out-of-the-money 0DTE call options on the Small Cap Index that will expire at the end of the day. The Fund’s purchased call options will be struck deep-in-the-money and have a longer maturity when purchased, thereby offering synthetic long exposure to the Small Cap Index. The Fund intends to make weekly distribution payments to shareholders. Such distributions generally reflect all or a portion of the option premium income earned by the Fund’s sold call options. However, a significant portion of the weekly distributions may be characterized as a return of capital.
PERFORMANCE
The following information pertains to the fiscal period of September 9, 2024 through December 31, 2024 (the “current fiscal period”). Please note, the Fund was listed during the reporting period, and as such the Fund’s data reflects from inception to the end of the current fiscal period.
The Fund had positive performance during the current fiscal period. The market price and NAV for the Fund increased by 8.90% and 8.94%, respectively. The Solactive GBS Global Markets All Cap USD Index TR returned 4.48% over the same period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (09/09/2024)
Roundhill Small Cap 0DTE Covered Call Strategy ETF NAV	8.94
Solactive GBS Global Markets All Cap USD Index TR	4.48

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.roundhillinvestments.com/etf/ for more recent performance information. Visit https://www.roundhillinvestments.com/etf/ for more recent performance information.
Net Assets	$ 172,327,848
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 249,633
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$172,327,848
Number of Holdings	4
Net Advisory Fee	$249,633
Portfolio Turnover	0%
30-Day SEC Yield	-0.52%

Holdings [Text Block]

Top 10 Issuers	(%)
Russell 2000 Index	89.3%
First American Government Obligations Fund	6.5%

Top Sectors	(%)
Finance and Insurance	0.0%
Cash & Other	100.0%

Updated Prospectus Web Address	https://www.roundhillinvestments.com/etf/

[1]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current fiscal period. Expenses would be higher if the Fund had been in operations for a full year.

[2]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current fiscal period. Expenses would be higher if the Fund had been in operations for a full year.

[3]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current fiscal period. Expenses would be higher if the Fund had been in operations for a full year.

[4]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current fiscal period. Expenses would be higher if the Fund had been in operations for a full year.

[5]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current fiscal period. Expenses would be higher if the Fund had been in operations for a full year.

[6]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current fiscal period. Expenses would be higher if the Fund had been in operations for a full year.

[7]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current fiscal period. Expenses would be higher if the Fund had been in operations for a full year.

[8]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current fiscal period. Expenses would be higher if the Fund had been in operations for a full year.

[9]
*	Expense ratio is annualized. Amount shown reflects the expenses of the Fund for the current fiscal period. Expenses would be higher if the Fund had been in operations for a full year.